Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 14,133	$ 893,690
Cost of revenue	(6,996)	(194,582)	(145,753)
Gross profit/(loss)	7,137	699,108	(145,753)
Operating expenses:
Selling and marketing expenses	(12,991)
General and administrative expenses	(2,202,015)	(1,739,759)	(1,350,868)
Research and development	(434,854)
Total operating expenses	(2,649,860)	(1,739,759)	(1,350,868)
Total loss from operations	(2,642,723)	(1,040,651)	(1,496,621)
Interest income	27,581	3,312	11,455
Interest expense	(49,482)	(12,000)
Investment income / (loss)	13,138	(11,073)	(1,085)
Foreign currency exchange loss		(42,824)	(115,247)
Investment impairment loss	(5,305,764)	(1,819,678)	(4,334,717)
Credit loss impairment	(696,764)
Other income (expenses), net	154,961	(3,075)	723,910
Loss before income taxes from continuing operations	(8,499,053)	(2,925,989)	(5,212,305)
Income tax (expense)/credit		(53,048)	27,273
Net loss from continuing operations	(8,499,053)	(2,979,037)	(5,185,032)
(Loss)/profit from discontinued operations, net of taxes		(1,451,327)	462,886
Loss on disposal of discontinued operations, net of taxes		(3,151,088)
Net (loss)/profit from discontinued operations		(4,602,415)	462,886
Net loss	(8,499,053)	(7,581,452)	(4,722,146)
Other comprehensive income/(loss):
Foreign currency translation adjustment	347,962	107,698	(733,539)
Total comprehensive loss	$ (8,151,091)	$ (7,473,754)	$ (5,455,685)
Net loss per ordinary share, basic and diluted
Net loss per ordinary share from continuing operation , basic	$ (0.51)	$ (0.19)	$ (0.34)
Net loss per ordinary share from continuing operation , diluted	(0.51)	(0.19)	(0.34)
Net loss per ordinary share from discontinued operation , basic		(0.29)	0.03
Net loss per ordinary share from discontinued operation , diluted		$ (0.29)	$ 0.03
Weighted average number of ordinary shares, basic	16,769,492	15,876,848	15,444,947
Weighted average number of ordinary shares, diluted	16,769,492	15,876,848	15,444,947